SCHEDULE OF INVENTORIES (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Inventories
Finished goods	$ 3,205,672	$ 1,155,871
Parts	48,278	77,748
Inventories	$ 3,253,950	$ 1,233,619